Highly Inflationary Accounting for Venezuela Operations	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Highly Inflationary Accounting for Venezuela Operations

3. HIGHLY INFLATIONARY ACCOUNTING FOR VENEZUELA OPERATIONS

Based on changes to the way Venezuela’s exchange rate mechanism operates, in 2014 CNH Industrial changed the bolivar fuerte (“Bs.F.”) rate used to re-measure its Venezuelan Commercial Vehicles business operations financial statements in U.S. dollars. Effective March 31, 2014, CNH Industrial started to use the exchange rate determined by U.S. dollar auctions conducted under Venezuela’s Complementary System of Foreign Currency Administration (SICAD I). As a result, in the first quarter of 2014 CNH Industrial recorded a pre-tax re-measurement charge of $64 million. The SICAD exchange rate which CNH Industrial used at March 31, 2015 is 12.0 Bs.F. to the U.S. dollar, the same used at December 31, 2014. At March 31, 2015, the Venezuelan subsidiary had net monetary assets of $148 million, including $132 million of cash and cash equivalents.

During the first quarter of 2015, the Venezuelan government introduced a new market-based exchange system, referred to as Marginal Currency System (or the “SIMADI” rate), an open system of supply and demand limited by certain government mandated restrictions, resulting in the elimination of the SICAD II rate. At March 31, 2015, the SIMADI closed at 192.95 Bs.F. to the U.S. dollar.

The operating environment in Venezuela continues to be challenging, reflecting economic uncertainty and the CNH Industrial’s limited ability to convert Bs.F. to U.S. dollars. Various restrictions on CNH Industrial’s ability to manage its operations, including restrictions on the distribution of foreign exchange by the authorities, have affected CNH Industrial’s Venezuelan operation’s ability to pay obligations denominated in U.S. dollars, thereby restricting CNH Industrial’s ability to benefit from its investment in this operation. CNH Industrial will continue to monitor the appropriate rate to be used for re-measuring its net monetary assets, as well as the currency exchange regulations and other factors to assess whether its ability to control and benefit from its Venezuelan operations has been adversely affected. As the SICAD rate is based on periodic auctions, there may be significant changes to the exchange rate in future quarters, as well as other related developments in Venezuela, which may impact CNH Industrial’s consolidated financial statements.